Borrowings (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Components of Borrowings

The components of borrowings as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31		Interest rate*	Maturity
	2018	2019
Current:
Short-term borrowings	33,778	28,871	0.04% – 3.85%
Current portion of long-term borrowings	3,027	9,375	0.45% – 3.28%

Total	36,805	38,246

Non-current:
Long-term borrowings	33,465	70,384	0.26% – 3.64%	April 2020 – February 2024

Total	33,465	70,384

*	27,000 million yen of short-term borrowings have variable interest rates based on TIBOR plus a spread that on average is 0.24%, and the remainder have fixed interest rates.

Summary of Assets Pledged as Collateral to Borrowings

Assets pledged as collateral to borrowings as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Property, plant and equipment (carrying amount)
Buildings and structures	1,734	1,610
Land	1,390	1,390

Total	3,124	3,000

Summary of Liabilities Related to Assets Pledged as Collateral

The liabilities related to these assets pledged as collateral as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Current portion of long-term borrowings	96	61
Long-term borrowings	61	—

Total	157	61